Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 17, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Average	Average
					Summary	Summary	Value of Initial Fixed $100
					Compensation	Compensation	Investment Based On:
	Summary	Summary			Table Total	Actually Paid				Return
	Compensation	Compensation	Compensation	Compensation	for Non-PEO	to Non-PEO		Peer Group	Net	on
	Table Total	Table Total	Actually Paid	Actually Paid	Named	Named	Total	Total	Income/	Invested
	for first	for second	to first	to second	Executive	Executive	Shareholder	Shareholder	(Loss)	Capital
Year	PEO (1)	PEO (1)	PEO (2)(4)	PEO (2)(4)	Officers (1)	Officers (3)	Return	Return (5)	(in thousands)	(ROIC) (6)
2022	$2,138,360	$2,272,390	$3,327,790	$3,062,704	$819,670	$819,320	$167.00	$113.26	$218,363	20.3%
2021	1,371,410	—	1,913,830	—	733,150	1,164,372	86.64	70.04	7,217	6.1%
2020	1,275,559	—	696,697	—	818,133	875,186	60.11	58.01	(212,192)	0.2%

(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
>	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022 and for the years 2021 and 2020. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022, 2021 and 2020 has been disclosed as amounts related to first PEO.
>	Ben M. Palmer – has been the President and Chief Executive Officer effective May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2022, his total compensation has been disclosed as amounts related to second PEO. For 2021 and 2020, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
>	Michael L. Schmit – has been Vice President, Chief Financial Officer and Corporate Secretary effective May 17, 2022 and his compensation has been included in amounts related to Non-PEO Named Executive Officers.
>	Randall R. Rollins – was the Executive Chairman of the Board until his passing in August 2020; his compensation until his death has been included in the amounts related to Non-PEO Named Executive Officers for that year.
(2)

The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Reported	Reported	Reported	Reported	Equity	Equity
	Summary	Summary	Value of	Value of	Award	Award	Pension
	Compensation	Compensation	Equity	Equity	Adjustments	Adjustments	Adjustments	Compensation	Compensation
	Table Total for	Table Total for	Awards to	Awards to	to first	to second	to First	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	first PEO (b)	second PEO (b)	PEO (c)	PEO (c)	PEO (d)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)
2022	2,138,360	2,272,390	(670,500)	(804,600)	1,859,930	1,594,914	—	3,327,790	3,062,704
2021	1,371,410	—	(387,000)	—	929,420	—	—	1,913,830	—
2020	1,275,559	—	(459,000)	—	(112,540)	—	(7,322)	696,697	—
(a)	The amounts disclosed represent the amounts reported as Total compensation in the SCT.
(b)	Represents the grant dare fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below.

	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	666,750	800,100	454,000	315,000
Change in prior year awards outstanding and unvested as of end of CFY	1,096,200	730,800	305,800	(382,470)
Change in prior year awards that vested in current year	83,900	53,694	169,620	(45,070)
Dividends paid	13,080	10,320	—	—
Total Equity Award Adjustments	1,859,930	1,594,914	929,420	(112,540)

(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the SCT:

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non- PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non- PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2022	819,670	(312,900)	312,550	819,320
2021	733,150	(259,290)	690,512	1,164,372
2020	818,133	(383,265)	440,318	875,186
(a)	The amounts disclosed represent the average amounts attributable to each Named Executive Officer for the period he served and included in the amounts reported as Total compensation in the SCT.
(b)	Represents the average grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below. For 2020, awards granted and vested in same CFY represents restricted shares granted to R. Randall Rollins that vested immediately upon his death pursuant to the terms of the restricted stock grants.

	2022	2021	2020
Fair Value of	($)	($)	($)
Equity awards granted in Current Fiscal year (CFY) outstanding and unvested as of end of CFY	311,150	304,180	263,025
Change in prior year awards outstanding and unvested as of end of CFY	—	201,272	(122,474)
Awards granted and vested in same CFY	—	—	173,000
Change in prior year awards that vested in current year	—	185,060	126,767
Dividends paid	1,400	—	—
Total Equity Award Adjustments	312,550	690,512	440,318

(4)

The actuarial present value of $7,322 attributable to Richard A. Hubbell in 2020 has been reduced in computing his CAP for that year. The Company’s defined benefit pension plan was frozen in 2002 and therefore no adjustments need to be made in computing the CAP.

(5)

Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2022, calculated over the measurement period beginning as of December 31, 2019 established by the market close on that day through and including the end of 2022. The OSX is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2022.

(6)

ROIC is computed as the ratio of Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) to invested capital, for the years 2022, 2021 and 2020.  Invested capital is equal to the aggregate average of stockholders’ equity, accumulated depreciation and long-term liabilities during each of the applicable years.

Company Selected Measure Name			ROIC
Named Executive Officers, Footnote [Text Block]
(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
>	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022 and for the years 2021 and 2020. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022, 2021 and 2020 has been disclosed as amounts related to first PEO.
>	Ben M. Palmer – has been the President and Chief Executive Officer effective May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2022, his total compensation has been disclosed as amounts related to second PEO. For 2021 and 2020, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
>	Michael L. Schmit – has been Vice President, Chief Financial Officer and Corporate Secretary effective May 17, 2022 and his compensation has been included in amounts related to Non-PEO Named Executive Officers.
>	Randall R. Rollins – was the Executive Chairman of the Board until his passing in August 2020; his compensation until his death has been included in the amounts related to Non-PEO Named Executive Officers for that year.

Peer Group Issuers, Footnote [Text Block]
(5)

Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2022, calculated over the measurement period beginning as of December 31, 2019 established by the market close on that day through and including the end of 2022. The OSX is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Reported	Reported	Reported	Reported	Equity	Equity
	Summary	Summary	Value of	Value of	Award	Award	Pension
	Compensation	Compensation	Equity	Equity	Adjustments	Adjustments	Adjustments	Compensation	Compensation
	Table Total for	Table Total for	Awards to	Awards to	to first	to second	to First	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	first PEO (b)	second PEO (b)	PEO (c)	PEO (c)	PEO (d)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)
2022	2,138,360	2,272,390	(670,500)	(804,600)	1,859,930	1,594,914	—	3,327,790	3,062,704
2021	1,371,410	—	(387,000)	—	929,420	—	—	1,913,830	—
2020	1,275,559	—	(459,000)	—	(112,540)	—	(7,322)	696,697	—
(a)	The amounts disclosed represent the amounts reported as Total compensation in the SCT.
(b)	Represents the grant dare fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below.

	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	666,750	800,100	454,000	315,000
Change in prior year awards outstanding and unvested as of end of CFY	1,096,200	730,800	305,800	(382,470)
Change in prior year awards that vested in current year	83,900	53,694	169,620	(45,070)
Dividends paid	13,080	10,320	—	—
Total Equity Award Adjustments	1,859,930	1,594,914	929,420	(112,540)
The actuarial present value of $7,322 attributable to Richard A. Hubbell in 2020 has been reduced in computing his CAP for that year. The Company’s defined benefit pension plan was frozen in 2002 and therefore no adjustments need to be made in computing the CAP.

Non-PEO NEO Average Total Compensation Amount			$ 819,670	$ 733,150	$ 818,133
Non-PEO NEO Average Compensation Actually Paid Amount			$ 819,320	1,164,372	875,186
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the SCT:

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non- PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non- PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2022	819,670	(312,900)	312,550	819,320
2021	733,150	(259,290)	690,512	1,164,372
2020	818,133	(383,265)	440,318	875,186
(a)	The amounts disclosed represent the average amounts attributable to each Named Executive Officer for the period he served and included in the amounts reported as Total compensation in the SCT.
(b)	Represents the average grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below. For 2020, awards granted and vested in same CFY represents restricted shares granted to R. Randall Rollins that vested immediately upon his death pursuant to the terms of the restricted stock grants.

	2022	2021	2020
Fair Value of	($)	($)	($)
Equity awards granted in Current Fiscal year (CFY) outstanding and unvested as of end of CFY	311,150	304,180	263,025
Change in prior year awards outstanding and unvested as of end of CFY	—	201,272	(122,474)
Awards granted and vested in same CFY	—	—	173,000
Change in prior year awards that vested in current year	—	185,060	126,767
Dividends paid	1,400	—	—
Total Equity Award Adjustments	312,550	690,512	440,318

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graphs reflect the CAP paid to our PEOs and other Non-PEO Named Executive Officers over the three-year period ended December 31, 2022 and show the Company’s TSR, net income and ROIC results over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
>	Earnings Per Share;
>	EBITDA; and
>	Free Cash Flow – calculated as net cash provided by operating activities less capital expenditures.

Total Shareholder Return Amount			$ 167.00	86.64	60.11
Peer Group Total Shareholder Return Amount			113.26	70.04	58.01
Net Income (Loss)			$ 218,363,000	$ 7,217,000	$ (212,192,000)
Company Selected Measure Amount			20.3	6.1	0.2
PEO Name	Richard A. Hubbell	Ben M. Palmer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Earnings Per Share
Non-GAAP Measure Description [Text Block]
(6)

ROIC is computed as the ratio of Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) to invested capital, for the years 2022, 2021 and 2020.  Invested capital is equal to the aggregate average of stockholders’ equity, accumulated depreciation and long-term liabilities during each of the applicable years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow – calculated as net cash provided by operating activities less capital expenditures
Hubbell
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,138,360	$ 1,371,410	$ 1,275,559
PEO Actually Paid Compensation Amount			3,327,790	1,913,830	696,697
Hubbell | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(670,500)	(387,000)	(459,000)
Hubbell | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,859,930	929,420	(112,540)
Hubbell | Pension Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,322)		(7,322)
Hubbell | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			666,750
Hubbell | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,096,200
Hubbell | Change in prior year awards that vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			83,900
Hubbell | Dividends paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,080
Palmer
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,272,390
PEO Actually Paid Compensation Amount			3,062,704
Palmer | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(804,600)
Palmer | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,594,914
Palmer | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			800,100
Palmer | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			730,800
Palmer | Change in prior year awards that vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			53,694
Palmer | Dividends paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,320
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				929,420	(112,540)
PEO [Member] | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				454,000	315,000
PEO [Member] | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				305,800	(382,470)
PEO [Member] | Change in prior year awards that vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				169,620	(45,070)
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(312,900)	(259,290)	(383,265)
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			312,550	690,512	440,318
Non-PEO NEO [Member] | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			311,150	304,180	263,025
Non-PEO NEO [Member] | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				201,272	(122,474)
Non-PEO NEO [Member] | Awards granted and vested in same CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					173,000
Non-PEO NEO [Member] | Change in prior year awards that vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 185,060	$ 126,767
Non-PEO NEO [Member] | Dividends paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 1,400